ETF Opportunities Trust

T-REX 2X Long AVAV Daily Target ETF (AVUP)
T-REX 2X Long AFRM Daily Target ETF (AFU)
T-REX 2X Long ACHR Daily Target ETF (ACHU)
T-REX 2X Long AUR Daily Target ETF (AURL)
T-REX 2X Long AXON Daily Target ETF (AXYO)
T-REX 2X Long B Daily Target ETF (GLDU)
T-REX 2X Long BBAI Daily Target ETF (BBUP)
T-REX 2X Long BKNG Daily Target ETF (BKNU)
T-REX 2X Long CVNA Daily Target ETF (CVNU)
T-REX 2X Long CEG Daily Target ETF (CEGU)
T-REX 2X Long DDOG Daily Target ETF (DOGU)
T-REX 2X Long WGS Daily Target ETF (WGSU)
T-REX 2X Long DNA Daily Target ETF (DNUP)
T-REX 2X Long KTOS Daily Target ETF (KTUP)
T-REX 2X Long OKLO Daily Target ETF (OKUP)
T-REX 2X Long QUBT Daily Target ETF (QBTU)
T-REX 2X Long RXRX Daily Target ETF (RXUP)
T-REX 2X Long TEM Daily Target ETF (TEMM)
T-REX 2X Long TTD Daily Target ETF (TTDU)
T-REX 2X Long UPXI Daily Target ETF (PXIU)
T-REX 2X Long UPST Daily Target ETF (UPUP)
T-REX 2X Long SOUN Daily Target ETF (SNDU)
T-REX 2X Long SMLR Daily Target ETF (SEMU)
T-REX 2X Long GLXY Daily Target ETF (GLXU)
T-REX 2X Long DUOL Daily Target ETF (DULU)
(each a “Fund”)
Exchange: Cboe BZX Exchange, Inc.
Supplement dated January 22, 2026
to the Prospectus,
dated July 22, 2025, as supplemented from time to time
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FUND SUMMARY – T-REX 2X LONG AVAV DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG AFRM DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ACHR DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG AUR DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG AXON DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG B DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG BBAI DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG BKNG DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CVNA DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CEG DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG DDOG DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG WGS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG DNA DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG KTOS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG OKLO DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG QUBT DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG RXRX DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG TEM DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG TTD DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG UPXI DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG UPST DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG SOUN DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG SMLR DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG GLXY DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG DUOL DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.
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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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